Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical) - contract	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	2 years
Contracts	727
Investment settlement date	Dec. 01, 2015
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	5 years	5 years
Contracts	611	772
Investment settlement date	Dec. 01, 2015	Mar. 01, 2015
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term	10 years
Contracts	307
Investment settlement date	Dec. 01, 2015
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Investment Term		30 years
Contracts		62
Investment settlement date		Mar. 01, 2015
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term			5 years
Contracts			(610)
Investment settlement date			Mar. 01, 2014
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Investment Term			10 years
Contracts			(108)
Investment settlement date			Mar. 01, 2014